Average Annual Total Returns - ETF - Vanguard Long-Term Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.24%	9.33%	8.11%	13.98%	7.50%	6.24%	10.03%	6.48%	5.60%	15.85%	9.33%	8.06%	16.12%	9.35%	8.16%	7.75%	4.53%	3.89%